Commitments - Other Commitments Lease Payments Table (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,147
2020	1,155
2021	993
2022	786
2023	646
Thereafter	1,498
Total	$ 6,225	[1]

[1]	Excludes purchase commitments for jointly owned fields and facilities for which the Company is not the operator.